Share-Based Compensation - Additional Information (Detail) $ / shares in Units, ₽ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 RUB (₽) shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2019 RUB (₽)	Dec. 31, 2021 $ / shares	Jan. 27, 2021 shares	Dec. 31, 2018 RUB (₽)
SharebasedCompensation [Line Items]
Proceeds from exercise of options | ₽	₽ 313		₽ 0	₽ 0
Weighted average remaining contractual life	8 years 9 months 18 days	8 years 9 months 18 days	8 years 2 months 12 days
Share premium | ₽	₽ 134,924		₽ 133,439
Number of ordinary shares issued directly from the share capital	483,775	483,775
SAR [Member]
SharebasedCompensation [Line Items]
The weighted average share price for the rsus exercised during 2021 year | $ / shares		$ 3,800
RSU [Member]
SharebasedCompensation [Line Items]
The weighted average share price for the rsus exercised during 2021 year | $ / shares		$ 3,830
2020 Plan [Member]
SharebasedCompensation [Line Items]
Share based payment arrangements shares available for issuance						30,800,000
Two thousand eighteen plan equity incentive agreement [Member]
SharebasedCompensation [Line Items]
Proceeds from exercise of options | $		$ 4
Interest rate	8.00%
Number of ordinary shares exercised	1,058,275
Shares Exercised Under 2018 EIA Plan	1,058,275
Exercise Price | ₽	₽ 313						₽ 93
Two thousand nine stock option agreement [Member]
SharebasedCompensation [Line Items]
Number of ordinary shares exercisable after a vesting period	500,000
Exercise price per share | $ / shares					$ 1.95304
Number of ordinary shares exercised	483,775
Restricted share units [member]
SharebasedCompensation [Line Items]
Number of shares options granted	6,158,277	6,158,277	5,288,725
Shares transferred to EIP participants as a result of SBA exercises	4,592,143	4,592,143
Restricted share units [member] | Share Based Payment Arrangement, Non Employee Member
SharebasedCompensation [Line Items]
Number of shares options granted	80,000	80,000
Restricted share units [member] | Mr.Alexander Shulgin Member [Member]
SharebasedCompensation [Line Items]
Number of shares options granted	3,200,000	3,200,000
Trust [Member]
SharebasedCompensation [Line Items]
Number of ordinary shares	4,108,368	4,108,368
Equity Settled Employee Benefits Reserve [Member]
SharebasedCompensation [Line Items]
Share premium | ₽	₽ 1,079